Balances and Transactions in Foreign Currencies - Transactions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used			$ 126,040	$ 115,542	$ 84,984
Interest expense	$ 959		20,002	14,916	15,853
All Currencies Other Than Peso
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			8,098	16,395	7,024
Other Operating Revenues			1,522	5,984	2,081
Raw materials and consumables used			25,063	21,991	25,500
Interest expense			4,766	1,554	2,637
Consulting Fees			1,844	1,597	1,038
Asset Acquisitions			8	43	47
Share Disposition			0	3,120	0
Other			6,597	5,033	5,024
U.S. dollars
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			8,008	13,322	6,373
Other Operating Revenues			1,522	5,981	2,080
Raw materials and consumables used			25,063	21,806	25,247
Interest expense			2,295	1,266	2,411
Consulting Fees			1,654	815	1,011
Asset Acquisitions			8	40	44
Share Disposition			0	0	0
Other			6,597	5,022	4,245
Euros
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			69	3,064	651
Other Operating Revenues			0	1	1
Raw materials and consumables used			0	185	253
Interest expense			2,471	288	226
Consulting Fees			186	782	11
Asset Acquisitions			0	0	3
Share Disposition			0	3,120	0
Other			0	11	779
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			21	9	0
Other Operating Revenues			0	2	0
Raw materials and consumables used			0	0	0
Interest expense			0	0	0
Consulting Fees			4	0	16
Asset Acquisitions			0	3	0
Share Disposition			0	0	0
Other			$ 0	$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4